EMPLOYEE OPTIONS (Details) - Schedule of Nonvested Share Activity - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Nonvested Share Activity [Abstract]
Non-vested	2,291,676	2,317,506
Non-vested Weighted Average Grant-Date Fair Value	$ 0.020	$ 0.09
Granted	430,000	2,475,000	450,000
Granted	$ 0.26	$ 0.27	$ 0.10
Forfeited	0	1,035,001	890,000
Forfeited	$ 0.00	$ 0.07
Vested	(689,174)	1,465,829
Vested	$ (0.13)	$ 0.13
Non-vested	2,032,503	2,291,676	2,317,506
Non-vested Weighted Average Grant-Date Fair Value	$ 0.23	$ 0.020	$ 0.09